Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Share Based Compensation [Abstract]
SHARE-BASED COMPENSATION

9. SHARE-BASED COMPENSATION

Description of Plan

On April 29, 2010, the Company adopted the 2010 Omnibus Incentive Plan (“2010 Plan”) and reserved 1,500,000 shares for issuance under the 2010 Plan. The 2010 Plan permits the grant of (i) SARs; (ii) RSUs; (iii) nonqualified stock options; and (iv) other stock-based awards. In 2010, the Company made an initial grant aggregating 599,999 SARs and RSUs to certain employees of BBAM LP who provide services to the Company pursuant to management and servicing agreements. In 2011 and 2012, the Company made additional grants of 600,001 and 300,000 SARs and RSUs, respectively. There are no remaining shares available for grants under the 2010 Plan.

SARs entitle the holder to receive any increase in value between the grant date price of Fly’s ADSs and their value on the exercise date. RSUs entitle the holder to receive a number of Fly’s ADSs equal to the number of RSUs awarded upon vesting. The granted SARs and RSUs vest in three equal installments and expire on the tenth anniversary of the grant date. The Company settles SARs and RSUs with newly issued ADSs.

The holder of a SAR or RSU is also entitled to dividend equivalent rights (“Dividend Equivalent”) on each SAR and RSU. For each Dividend Equivalent, the holder shall have the non-forfeitable right to receive a cash amount equal to the per share dividend paid by the Company during the period between the grant date and the earlier of the (i) award exercise date, (ii) termination date or (iii) expiration date (“Dividend Amount”). Dividend Equivalents expire at the same time and in the same proportion that the SARs and RSUs are either exercised, cancelled, forfeited or expired. Dividend Amounts are payable to the holder only when the SAR or RSU on which the Dividend Equivalent applies has vested.

Valuation Assumptions

The Company accounts for grants to the CEO and CFO as grants to employees and grants to other BBAM LP employees as grants to non-employees. Grants to employees are valued at the grant date and amortized on a straight-line basis into share-based compensation expense over the service period. Grants to non-employees are initially measured at grant date, and then re-measured at each interim reporting period until the awards are vested.

The Company uses the Black-Scholes option pricing model to determine the fair value of SARs. The fair value of SARs expected to vest is estimated on the date of grant, or if applicable, on the measurement date using the following assumptions:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Risk-free interest rate.........................................	0.90% – 2.51%	0.90% – 2.73%	1.67% – 3.47%
Volatility...............................................................	51% – 63%	54% – 70%	60% – 70%
Expected life.....................................................	6 – 8 years	6 – 10 years	6 – 9 years

The expected stock price volatility was determined based on the historical volatility of the Company’s common shares as well as other companies operating in similar businesses. The risk-free interest rate is based on the US Treasury yield curve in effect at the time of grant, or as applicable as of the measurement date, for the period corresponding with the expected life of the SAR. The dividend yield assumption was not factored into the valuation model as the SAR grant holder is entitled to the Dividend Amount.

Grant Activity

A summary of the Company’s SAR activity for the years ended December 31, 2013, 2012 and 2011 are presented as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding at January 1, 2011.........................................................	359,605	$ 12.42	9.3
SARs granted.................................................................................	349,235	13.30	—
SARs exercised...............................................................................	—	—	—
SARs canceled or forfeited...............................................................	—	—	—

Outstanding at December 31, 2011.....................................................	708,840	12.85	8.8
SARs granted.................................................................................	183,164	12.28	—
SARs exercised...............................................................................	—	—	—
SARs canceled or forfeited...............................................................	—	—	—

Outstanding at December 31, 2012...................................................	892,004	12.74	8.1
SARs granted.................................................................................	—	—	—
SARs exercised...............................................................................	(3,370)	12.42	—
SARs canceled or forfeited...............................................................	—	—	—

Outstanding at December 31, 2013...................................................	888,634	12.74	7.1
Exercisable at December 31, 2013.....................................................	650,116	$ 12.72	6.8

No SARs were granted to employees and non-employees during the year ended December 31, 2013. SARs granted to employees and non-employees during the year ended December 31, 2012 totaled 33,096 and 150,068, respectively. SARs granted to employees and non-employees during the year ended December 31, 2011 totaled 63,104 and 286,131, respectively.

The aggregate intrinsic value of the SARs is calculated as the difference between the exercise price of the underlying awards and the Company’s closing ADS price of $16.07,  $12.32 and $12.52 as of December 31, 2013, 2012 and 2011, respectively. The SARs had an intrinsic value of $0.8 million as of December 31, 2013. As of December 31, 2012 and 2011, the unvested SARs had no intrinsic value. The grant date fair value of the SARs granted in 2012 and 2011 was $1.4 million and $3.2 million, respectively.

A summary of the Company’s RSU activity for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Number of shares	Weighted average grant date fair value
Outstanding and unvested at January 1, 2011.............................	160,262	$ 12.42
RSUs granted.......................................................................	250,766	13.30
RSUs vested.........................................................................	(80,132)	12.42
RSUs canceled or forfeited.....................................................	—	—

Outstanding and unvested at December 31, 2011.........................	330,896	13.09
RSUs granted.......................................................................	116,836	12.28
RSUs vested.........................................................................	(163,718)	12.87
RSUs canceled or forfeited.....................................................	—	—

Outstanding and unvested at December 31, 2012.........................	284,014	12.88
RSUs granted.......................................................................	—	—
RSUs vested.........................................................................	(122,534)	12.98
RSUs canceled or forfeited.....................................................	—	—

Outstanding and unvested at December 31, 2013.........................	161,480	$ 12.81

No RSUs were granted to employees and non-employees during the year ended December 31, 2013. RSUs granted to employees and non-employees during the year ended December 31, 2012 totaled 21,112 and 95,724, respectively. RSUs granted to employees and non-employees during the year ended December 31, 2011 totaled 45,312 and 205,454, respectively.

The weighted average grant date fair value of the RSUs was determined based on the closing market price of the Company’s ADSs on the date of the award. As of December 31, 2013, the aggregate intrinsic value of RSUs outstanding using the closing price of $16.07 per ADS was $2.6 million. The aggregate intrinsic value of RSUs outstanding using the closing price of $12.32 per ADS as of December 31, 2012 was $3.5 million. The aggregate intrinsic value of RSUs outstanding using the closing price of $12.52 per ADS as of December 31, 2011 was $4.1 million.

Share-based compensation expense related to SARs and RSUs is recorded as a component of selling, general and administrative expenses, and totaled $3.2 million, $3.6 million and $4.8 for the years ended December 31, 2013, 2012 and 2011, respectively. Unamortized share-based compensation expense totaled $0.9 million, $2.6 million and $3.6 million at December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, 2012 and 2011, unvested RSUs and SARs had weighted average remaining vesting terms of approximately six months, eleven months and twelve months, respectively.